Loans Receivable and Allowance for Credit Losses - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Recorded Investment
With no allowance recorded	$ 37,623	$ 37,942
With a specific allowance recorded	37,623	37,942
Unpaid Principal Balance
With no allowance recorded	45,259	42,932
With a specific allowance recorded	45,259	42,932
Real estate loans | One-to-four family
Recorded Investment
With no allowance recorded	10,988	9,167
With a specific allowance recorded		9,167
Total loans	10,988
Unpaid Principal Balance
With no allowance recorded	10,992	9,216
With a specific allowance recorded		9,216
Unpaid principal balance	10,992
Real estate loans | Multifamily
Recorded Investment
With no allowance recorded	300	5,743
With a specific allowance recorded		5,743
Total loans	300
Unpaid Principal Balance
With no allowance recorded	300	5,743
With a specific allowance recorded		5,743
Unpaid principal balance	300
Real estate loans | Commercial real estate
Recorded Investment
With no allowance recorded	5,492	7,517
With a specific allowance recorded		7,517
Total loans	5,492
Unpaid Principal Balance
With no allowance recorded	5,618	8,089
With a specific allowance recorded		8,089
Unpaid principal balance	5,618
Real estate loans | Construction Segment [Member]
Recorded Investment
With no allowance recorded	5,923
With a specific allowance recorded	5,923
Unpaid Principal Balance
With no allowance recorded	5,975
With a specific allowance recorded	5,975
Commercial business loans
Recorded Investment
With no allowance recorded	13,658	15,184
With a specific allowance recorded		15,184
Total loans	13,658
Unpaid Principal Balance
With no allowance recorded	21,112	19,553
With a specific allowance recorded		19,553
Unpaid principal balance	21,112
Consumer loans | Home equity loans and advances
Recorded Investment
With no allowance recorded	1,262	331
With a specific allowance recorded		331
Total loans	1,262
Unpaid Principal Balance
With no allowance recorded	1,262	331
With a specific allowance recorded		$ 331
Unpaid principal balance	$ 1,262